Details of Significant Accounts (Details) - Schedule of Capital Surplus - TWD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Capital Surplus [Line Items]
Capital surplus, Total	$ 46,365	$ 46,365	$ 46,365
Share premium [Member]
Schedule of Capital Surplus [Line Items]
Capital surplus, Total	32,416		32,416
Employee restricted shares [Member]
Schedule of Capital Surplus [Line Items]
Capital surplus, Total	$ 13,949		$ 13,949